UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-Jan-03

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          124

Form 13F Information Table Value Total:      $109,255

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     3533 117314.000SH      SOLE                 1725.000        115589.000
                                                                66 2198.000 SH       DEFINED 0001091923                     2198.000
Abbott Laboratories            COM              002824100      394 9850.000 SH       SOLE                                   9850.000
                                                                76 1900.000 SH       DEFINED 0001091923                     1900.000
Amerada Hess Corp.             COM              023551104     1206 21900.000SH       SOLE                  890.000         21010.000
                                                                54  980.000 SH       DEFINED 0001091923                      980.000
American Express Co.           COM              025816109     2110 59675.223SH       SOLE                 1520.000         58155.223
                                                                35  996.000 SH       DEFINED 0001091923                      996.000
American Intl Grp.             COM              026874107      366 6329.000 SH       SOLE                                   6329.000
                                                                84 1459.000 SH       DEFINED 0001091923                     1459.000
Amgen                          COM              031162100      423 8750.000 SH       SOLE                                   8750.000
                                                                24  500.000 SH       DEFINED 0001091923                      500.000
Anheuser-Busch Co.             COM              035229103     3382 69875.000SH       SOLE                 1460.000         68415.000
                                                               132 2735.000 SH       DEFINED 0001091923                     2735.000
Applied Materials, Inc. Delewa COM              038222105     1797 137905.000SH      SOLE                 4450.000        133455.000
                                                                51 3910.000 SH       DEFINED 0001091923                     3910.000
Auto Data Processing           COM              053015103      563 14350.000SH       SOLE                                  14350.000
                                                                16  400.000 SH       DEFINED 0001091923                      400.000
BP Amoco ADR                   ADR              055622104       93 2292.000 SH       SOLE                                   2292.000
                                                               108 2646.000 SH       DEFINED 0001091923                     2646.000
Bank of America Corp.          COM              060505104     2870 41259.000SH       SOLE                 1015.000         40244.000
                                                              1649 23707.000SH       DEFINED 0001091923                    23707.000
Bear Stearn Cos. Inc.          COM              073902108     1611 27115.000SH       SOLE                 1040.000         26075.000
                                                                24  400.000 SH       DEFINED 0001091923                      400.000
Bellsouth Corp.                COM              079860102      313 12079.710SH       SOLE                                  12079.710
Block (H. & R.)                COM              093671105     1870 46510.000SH       SOLE                 1125.000         45385.000
                                                                15  375.000 SH       DEFINED 0001091923                      375.000
Cintas Corp.                   COM              172908105      921 20125.000SH       SOLE                                  20125.000
                                                                41  900.000 SH       DEFINED 0001091923                      900.000
Citigroup, Inc.                COM              172967101      229 6493.999 SH       SOLE                                   6493.999
                                                                 4  100.000 SH       DEFINED 0001091923                      100.000
Coca Cola Company              COM              191216100      279 6356.012 SH       SOLE                                   6356.012
                                                               185 4231.000 SH       DEFINED 0001091923                     4231.000
Colgate Palmolive              COM              194162103     3372 64311.320SH       SOLE                 1250.000         63061.320
                                                               129 2455.000 SH       DEFINED 0001091923                     2455.000
Danaher Corp.                  COM              235851102     2081 31675.000SH       SOLE                  950.000         30725.000
                                                                13  200.000 SH       DEFINED 0001091923                      200.000
Disney (Walt) Holding Co.      COM              254687106      130 7951.830 SH       SOLE                                   7951.830
                                                                68 4155.000 SH       DEFINED 0001091923                     4155.000
Emerson Electric Company       COM              291011104      465 9150.000 SH       SOLE                                   9150.000
                                                                10  200.000 SH       DEFINED 0001091923                      200.000
Exxon Mobil Corp.              COM              30231G102      565 16166.000SH       SOLE                                  16166.000
                                                               716 20497.197SH       DEFINED 0001091923                    20497.197
Family Dollar Stores           COM              307000109      232 7445.000 SH       SOLE                                   7445.000
                                                                14  450.000 SH       DEFINED 0001091923                      450.000
First Data                     COM              319963104      990 27950.000SH       SOLE                                  27950.000
                                                                29  832.000 SH       DEFINED 0001091923                      832.000
Franklin Resources, Inc.       COM              354613101     1878 55095.347SH       SOLE                 1265.000         53830.347
                                                                34  985.000 SH       DEFINED 0001091923                      985.000
General Electric Co.           COM              369604103     3766 154641.918SH      SOLE                 2300.000        152341.918
                                                               636 26102.000SH       DEFINED 0001091923                    26102.000
GlaxoSmithKline ADR            ADR              37733W105      682 18200.000SH       SOLE                                  18200.000
                                                               115 3076.000 SH       DEFINED 0001091923                     3076.000
Healthnet, Inc.                COM              42222G108      317 12000.000SH       SOLE                  625.000         11375.000
Home Depot                     COM              437076102      395 16450.000SH       SOLE                                  16450.000
                                                               273 11370.000SH       DEFINED 0001091923                    11370.000
IBM Corp.                      COM              459200101      305 3930.000 SH       SOLE                                   3930.000
                                                               262 3375.000 SH       DEFINED 0001091923                     3375.000
Intel Corp                     COM              458140100     1797 115421.237SH      SOLE                 3445.000        111976.237
                                                                55 3545.000 SH       DEFINED 0001091923                     3545.000
Intuit, Inc.                   COM              461202103     2264 48245.000SH       SOLE                 1115.000         47130.000
                                                                19  400.000 SH       DEFINED 0001091923                      400.000
Jefferson Pilot Corp.          COM              475070108     2151 56442.395SH       SOLE                 1660.000         54782.395
                                                                25  650.000 SH       DEFINED 0001091923                      650.000
Johnson & Johnson              COM              478160104      240 4460.000 SH       SOLE                                   4460.000
                                                                 8  148.000 SH       DEFINED 0001091923                      148.000
Kimberly Clark Corp            COM              494368103     1483 31245.122SH       SOLE                  850.000         30395.122
                                                                57 1195.000 SH       DEFINED 0001091923                     1195.000
Kraft Foods, Inc.              COM              50075N104     2774 71245.000SH       SOLE                 1560.000         69685.000
                                                               127 3250.000 SH       DEFINED 0001091923                     3250.000
Marriott Intl Inc New CL A     COM              571903202      281 8537.000 SH       SOLE                                   8537.000
McGraw-Hill Inc.               COM              580645109     3885 64274.724SH       SOLE                 1375.000         62899.724
                                                               114 1880.000 SH       DEFINED 0001091923                     1880.000
McKesson HBOC, Inc.            COM              58155Q103     1551 57365.183SH       SOLE                 1590.000         55775.183
                                                                 7  250.000 SH       DEFINED 0001091923                      250.000
Medtronic Inc.                 COM              585055106      304 6663.000 SH       SOLE                                   6663.000
                                                                46 1000.000 SH       DEFINED 0001091923                     1000.000
Merck & Co.                    COM              589331107     3359 59334.315SH       SOLE                 1440.000         57894.315
                                                               165 2910.000 SH       DEFINED 0001091923                     2910.000
Microsoft Corp.                COM              594918104     4173 80712.000SH       SOLE                 1725.000         78987.000
                                                               137 2649.000 SH       DEFINED 0001091923                     2649.000
Moody's Corp                   COM              615369105      258 6240.000 SH       SOLE                                   6240.000
                                                                23  550.000 SH       DEFINED 0001091923                      550.000
Office Depot Inc.              COM              676220106     1574 106630.000SH      SOLE                 3750.000        102880.000
                                                                12  800.000 SH       DEFINED 0001091923                      800.000
PepsiCo Inc.                   COM              713448108     2439 57780.000SH       SOLE                 1400.000         56380.000
                                                               461 10925.000SH       DEFINED 0001091923                    10925.000
Pfizer Inc.                    COM              717081103     3801 124345.500SH      SOLE                 3085.000        121260.500
                                                               333 10885.000SH       DEFINED 0001091923                    10885.000
Pitney-Bowes Inc.              COM              724479100      405 12400.000SH       SOLE                                  12400.000
                                                                59 1800.000 SH       DEFINED 0001091923                     1800.000
Procter & Gamble Co.           COM              742718109     1156 13455.000SH       SOLE                                  13455.000
                                                                77  900.000 SH       DEFINED 0001091923                      900.000
SBC Communications             COM              78387g103     1464 54013.616SH       SOLE                 1435.000         52578.616
                                                                73 2685.000 SH       DEFINED 0001091923                     2685.000
Schlumberger Ltd.              COM              806857108     2050 48700.654SH       SOLE                 1255.000         47445.654
                                                                57 1345.000 SH       DEFINED 0001091923                     1345.000
Scripps                        COM              811054204      497 6460.000 SH       SOLE                                   6460.000
Southern Company               COM              842587107     3285 115722.000SH      SOLE                 2165.000        113557.000
                                                               321 11290.000SH       DEFINED 0001091923                    11290.000
Stryker Corp.                  COM              863667101     6013 89579.000SH       SOLE                 1360.000         88219.000
                                                               141 2095.000 SH       DEFINED 0001091923                     2095.000
Symbol Technologies Inc.       COM              871508107     1254 152500.000SH      SOLE                 7000.000        145500.000
Telefonos De Mexico SA ADR Rep ADR              879403780      546 17070.000SH       SOLE                  450.000         16620.000
                                                                 6  200.000 SH       DEFINED 0001091923                      200.000
Texas Instruments Inc.         COM              882508104      271 18034.009SH       SOLE                  700.000         17334.009
                                                                 4  245.000 SH       DEFINED 0001091923                      245.000
Tidewater, Inc.                COM              886423102     1666 53556.703SH       SOLE                 1670.000         51886.703
                                                                31  995.000 SH       DEFINED 0001091923                      995.000
Transocean Sedco Forex, Inc.   COM              G90078109      814 35105.045SH       SOLE                 1350.000         33755.045
                                                                11  485.000 SH       DEFINED 0001091923                      485.000
Unizan Financial Corp.         COM              91528W101      237 11978.000SH       SOLE                                  11978.000
Verizon Communications         COM              92343V104      600 15477.000SH       SOLE                                  15477.000
                                                                71 1830.000 SH       DEFINED 0001091923                     1830.000
Vishay Intertechnology         COM              928298108      817 73055.000SH       SOLE                 2625.000         70430.000
                                                                 8  750.000 SH       DEFINED 0001091923                      750.000
Wachovia Corp New              COM              929903102       11  300.000 SH       SOLE                                    300.000
                                                               281 7704.000 SH       DEFINED 0001091923                     7704.000
Wal Mart Stores Inc.           COM              931142103     5954 117878.000SH      SOLE                 2085.000        115793.000
                                                               169 3345.000 SH       DEFINED 0001091923                     3345.000
Walgreen Company               COM              931422109     1615 55331.000SH       SOLE                 1680.000         53651.000
                                                               160 5495.000 SH       DEFINED 0001091923                     5495.000
Weyerhaeuser Co.               COM              962166104     3127 63539.000SH       SOLE                 1690.000         61849.000
                                                                91 1850.000 SH       DEFINED 0001091923                     1850.000